Reserves	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Reserves
Reserves

Note 12. Reserves

	March 31, 2025 ($)	June 30, 2024 ($)
Unlisted share option reserve	2,741,457	2,741,457
Share based payment reserve	7,778,690	5,734,601
Foreign currency translation reserve	(191,017)	(86,542)

Note 16. Reserves

	2024 $	2023 $	2022 $
Unlisted share option reserve	2,741,457	-	-
Share based payment reserve	5,734,601	3,912,367	1,546,983
Foreign currency translation reserve	(86,542)	(65,832)	(29,367)